Document and Entity Information	Nov. 30, 2020
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 30, 2020
Current Fiscal Year End Date	--12-31
Entity Registrant Name	SOUTH JERSEY INDUSTRIES, INC.
Entity Incorporation, State or Country Code	NJ
Entity File Number	001-06364
Entity Tax Identification Number	22-1901645
Entity Address, Address Line One	1 South Jersey Plaza
Entity Address, City or Town	Folsom
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08037
City Area Code	609
Local Phone Number	561-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000091928
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock - $1.25 par value per share
Trading Symbol	SJI
Security Exchange Name	NYSE
5.625% Junior Subordinated Notes due 2079 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	5.625% Junior Subordinated Notes due 2079
Trading Symbol	SJIJ
Security Exchange Name	NYSE
Corporate Units [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Corporate Units
Trading Symbol	SJIU
Security Exchange Name	NYSE